Financial Information by Business Segment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Jul. 02, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Financial Information by Business Segment
Number of operating segments	2											2
Segment Information
Revenues from external customers:	$ 44,365	$ 41,790	$ 34,452	$ 29,665	$ 31,003	$ 30,388	$ 27,420	$ 25,179	$ 26,626			$ 136,910	$ 109,613	$ 91,600
Operating income (loss):	26,137	24,003	14,297	15,999	16,392	16,785	14,007	8,732	15,096			70,691	54,620	37,937
Reconciliation of operating income to net income:
Other income, net	297				2,471							7,701	3,826	498
Interest expense	4,204				1,539							9,955	5,050	5,164
Income tax expense					6,201							13,131	20,807	14,030
Net income	22,230	20,160	12,011	12,012	11,123	10,633	8,381	4,940	8,635	32,060	23,246	55,306	32,589	19,241
Segment assets	714,846	707,604				546,442				707,604		707,604	546,442
Depreciation and amortization	7,348				3,038							20,239	11,470	10,886
Expenditures for segment assets	10,485				51,240							167,062	135,831	36,404
Transmission and storage
Segment Information
Revenues from external customers:	41,065				27,098							120,797	93,707	74,393
Operating income (loss):	28,169				17,391							76,667	60,906	42,280
Reconciliation of operating income to net income:
Segment assets	643,367	632,404				461,002				632,404		632,404	461,002
Depreciation and amortization	6,618				2,363							17,400	8,850	8,212
Expenditures for segment assets	9,351				50,823							161,683	131,902	33,158
Gathering
Segment Information
Revenues from external customers:	3,300				3,905							16,113	15,906	17,207
Operating income (loss):	(2,032)				(999)							(5,976)	(6,286)	(4,343)
Reconciliation of operating income to net income:
Segment assets	71,479	75,200				85,440				75,200		75,200	85,440
Depreciation and amortization	730				675							2,839	2,620	2,674
Expenditures for segment assets	$ 1,134				$ 417							$ 5,379	$ 3,929	$ 3,246